Note 17 - Other Income - Schedule of Other Income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Excess fuel resold	$ 566	$ 0	$ 0
Flow-through investors liability reversal	0	0	91
Other income	$ 566	$ (0)	$ 91